Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases

NOTE 18 – Leases

The Company has operating leases for administrative offices in Canada, the Philippines, and the United States. The Manila, Philippines office lease expires in May 2025, the Canada lease expires in May 2026, and the United States office lease expires in April 2026. The Company has no other operating or financing leases with terms greater than 12 months.

Lease expense for operating leases recorded on the balance sheet is based on the future minimum lease payments recognized on a straight-line basis over the term of the lease plus any variable lease costs. Operating lease expenses, inclusive of short-term and variable lease expenses, recognized in the Company’s consolidated statement of operations for the year ended December 31, 2024 (Successor), for the period from March 15, 2023, to December 31, 2023 (Successor), and for the period from January 1, 2023 to March 14, 2023 (Predecessor) was approximately $439 thousand, $345 thousand, and $57 thousand, respectively.

Operating lease liabilities are based on the net present value of the remaining lease payments over the remaining lease term. In determining the present value of lease payments, the Company used its incremental borrowing rate based on the information available at the date of adoption of ASC 842 “Leases” (“ASC 842”). As of December 31, 2024, the weighted average remaining lease term is 1.1 years, and the weighted average discount rate used to determine the operating lease liabilities was 8.0%. As of December 31, 2023, the weighted average remaining lease term is 1.4 years, and the weighted average discount rate used to determine the operating lease liabilities was 8.0%.

(in thousand)	Operating Leases
Year 2025	376
Year 2026	126
Total lease payments	502
Less: Imputed interest	(29)
Present value of lease liabilities	$473